Restructuring charges	12 Months Ended
Mar. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring charges
19.	Restructuring charges
As part of its effort to improve the performance of the various businesses, Sony has undertaken a number of restructuring initiatives. Sony defines restructuring initiatives as activities initiated by Sony, which are designed to generate a positive impact on future profitability. These activities include exiting a business or product category, implementing a headcount reduction program, realignment of its manufacturing sites to low-cost areas, utilizing the services of third-party original equipment and design manufacturers (OEMs and ODMs), a review of its development and design structure, and the streamlining of its sales and administrative functions. The restructuring activities are generally short term in nature and are generally completed within one year of initiation.
The changes in the accrued restructuring charges for the fiscal years ended March 31, 2019, 2020 and 2021 are as follows:

	Yen in millions
	Employee termination benefits	Non-cash write-downs and disposals, net *	Other associated costs	Total
Balance at March 31, 2018	19,486	—	4,188	23,674
Restructuring costs	24,449	2,731	5,825	33,005
Non-cash charges	—	(2,731)	—	(2,731)
Cash payments	(19,150)	—	(2,555)	(21,705)
Adjustments	955	—	(357)	598

Balance at March 31, 2019	25,740	—	7,101	32,841
Restructuring costs	22,957	100	1,653	24,710
Non-cash charges	—	(100)	—	(100)
Cash payments	(23,385)	—	(6,703)	(30,088)
Adjustments	(674)	—	(131)	(805)

Balance at March 31, 2020	24,638	—	1,920	26,558
Restructuring costs	19,669	2,806	3,240	25,715
Non-cash charges	—	(2,806)	—	(2,806)
Cash payments	(24,246)	—	(3,152)	(27,398)
Adjustments	(891)	—	144	(747)

Balance at March 31, 2021	19,170	—	2,152	21,322

*	Significant asset impairments excluded from restructuring charges are described in Note 13.
Total costs incurred in connection with these restructuring programs by segment for the fiscal years ended March 31, 2019, 2020 and 2021 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2019
	Employee termination benefits	Other associated costs *	Total net restructuring charges	Depreciation associated with restructured assets	Total
Game & Network Services	—	—	—	—	—
Music	2,991	201	3,192	—	3,192
Pictures	4,795	—	4,795	—	4,795
Electronics Products & Solutions	11,437	4,574	16,011	86	16,097
Imaging & Sensing Solutions	—	—	—	—	—
Financial Services	—	—	—	—	—
All Other and Corporate	5,226	3,781	9,007	—	9,007

Total	24,449	8,556	33,005	86	33,091

	Yen in millions
	Fiscal year ended March 31, 2020
	Employee termination benefits	Other associated costs *	Total net restructuring charges	Depreciation associated with restructured assets	Total
Game & Network Services	—	—	—	—	—
Music	3,179	6	3,185	—	3,185
Pictures	545	—	545	—	545
Electronics Products & Solutions	14,500	227	14,727	—	14,727
Imaging & Sensing Solutions	—	—	—	—	—
Financial Services	—	—	—	—	—
All Other and Corporate	4,733	1,520	6,253	256	6,509

Total	22,957	1,753	24,710	256	24,966

	Yen in millions
	Fiscal year ended March 31, 2021
	Employee termination benefits	Other associated costs *	Total net restructuring charges	Depreciation associated with restructured assets	Total
Game & Network Services	3,524	553	4,077	13	4,090
Music	(1,139)	96	(1,043)	—	(1,043)
Pictures	1,519	54	1,573	—	1,573
Electronics Products & Solutions	11,466	4,205	15,671	—	15,671
Imaging & Sensing Solutions	1,362	—	1,362	—	1,362
Financial Services	—	—	—	—	—
All Other and Corporate	2,937	1,138	4,075	148	4,223

Total	19,669	6,046	25,715	161	25,876

*	Other associated costs includes non-cash write-downs and disposals, net.
Depreciation associated with restructured assets as used in the context of the disclosures regarding restructuring activities refers to the increase in depreciation expense caused by revising the useful life and the salvage value of depreciable fixed assets under an approved restructuring plan. Any impairment of the assets is recognized immediately in the period it is identified.
Retirement programs
Sony has undergone several headcount reduction programs to further reduce operating costs primarily in an effort to improve the performance of certain segments related
t
o the EP&S segment and reduce cost at the headquarters function. Through measures including the realignment of its manufacturing sites, a review of its development and design structure, and the streamlining of its sales and administrative functions, Sony has continued to implement a company-wide (including headquarters) rationalization. Sony intends to reallocate and optimize its workforce through programs including work reassignments and outplacements. The employee termination benefits costs in the above table are included in selling, general and administrative in the consolidated statements of income.
EP&S
In an effort to improve the performance of each business in the EP&S segment, Sony has implemented a number of restructuring initiatives targeting profitability improvement. These activities resulted in restructuring charges mainly overseas totaling 16,011 million yen, 14,727 million yen and 15,671 million yen for the fiscal years ended March 31, 2019, 2020 and 2021, respectively.